UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3346

Oppenheimer Series Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 30, 2015* Unaudited

	Shares	Value
Common Stocks—99.6%
Consumer Discretionary—10.0%
Auto Components—1.4%
Johnson Controls, Inc.	632,290	$29,382,516
Automobiles—0.6%
Ford Motor Co.	865,630	12,733,417
Diversified Consumer Services—0.6%
Apollo Education Group, Inc.[1]	478,140	12,077,816
Hotels, Restaurants & Leisure—1.2%
Royal Caribbean Cruises Ltd.	322,700	24,379,985
Household Durables—0.6%
Newell Rubbermaid, Inc.	366,780	13,523,179
Media—3.7%
Cinemark Holdings, Inc.	373,890	13,897,491
Comcast Corp., Cl. A	312,750	16,621,099
DISH Network Corp., Cl. A1	228,230	16,055,980
Walt Disney Co. (The)	358,252	32,586,602
		79,161,172
Multiline Retail—0.5%
Kohl’s Corp.	185,230	11,061,936
Specialty Retail—1.4%
Gap, Inc. (The)	379,810	15,644,374
Staples, Inc.	816,780	13,926,099
		29,570,473
Consumer Staples—8.7%
Beverages—1.2%
PepsiCo, Inc.	277,147	25,990,846
Food & Staples Retailing—2.8%
Costco Wholesale Corp.	126,137	18,036,330
Walgreens Boots Alliance, Inc.	213,988	15,781,615
Wal-Mart Stores, Inc.	307,490	26,130,500
		59,948,445

	Shares	Value
Food Products—1.6%
ConAgra Foods, Inc.	298,040	$10,559,557
Kraft Foods Group, Inc.	349,067	22,808,038
		33,367,595
Household Products—1.2%
Reckitt Benckiser Group plc, Sponsored ADR	1,520,140	25,857,581
Tobacco—1.9%
Lorillard, Inc.	614,741	40,333,157
Energy—8.6%
Energy Equipment & Services—0.8%
Schlumberger Ltd.	209,596	17,268,615
Oil, Gas & Consumable Fuels—7.8%
Anadarko Petroleum Corp.	128,718	10,522,696
BP plc, Sponsored ADR	531,878	20,652,823
Enbridge, Inc.	583,430	28,255,515
Occidental Petroleum Corp.	301,938	24,155,040
Phillips 66	209,140	14,706,725
Suncor Energy, Inc.	2,239,140	66,748,763
		165,041,562
Financials—22.9%
Capital Markets—5.3%
Goldman Sachs Group, Inc. (The)	203,118	35,019,574
Invesco Ltd.	326,520	11,993,080
Morgan Stanley	1,337,638	45,225,541
State Street Corp.	131,620	9,412,146
T. Rowe Price Group, Inc.	133,810	10,533,523
		112,183,864
Commercial Banks—8.1%
Bank of America Corp.	1,987,840	30,115,776
Citigroup, Inc.	1,351,812	63,467,574
Intesa Sanpaolo SpA, ADR	559,360	9,744,051
JPMorgan Chase & Co.	639,540	34,778,185
KeyCorp	964,110	12,523,789

1 OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
Zions Bancorporation	871,650	$20,884,734
		171,514,109
Consumer Finance—1.8%
Capital One Financial Corp.	353,431	25,874,684
Navient Corp.	671,679	13,258,943
		39,133,627
Insurance—5.4%
Allstate Corp. (The)	462,715	32,292,880
American International Group, Inc.	739,404	36,134,673
Aon plc	270,210	24,332,411
MetLife, Inc.	496,810	23,101,665
		115,861,629
Real Estate Investment Trusts (REITs)—2.3%
Equity Residential	308,040	23,906,984
Public Storage	121,090	24,319,716
		48,226,700
Health Care—17.2%
Biotechnology—1.6%
Amgen, Inc.	120,610	18,364,078
Gilead Sciences, Inc.[1]	147,990	15,513,792
		33,877,870
Health Care Equipment & Supplies—0.7%
Baxter International, Inc.	228,260	16,048,961
Health Care Providers & Services—5.4%
Cardinal Health, Inc.	590,251	49,102,980
HCA Holdings, Inc.[1]	190,700	13,501,560
UnitedHealth Group, Inc.	488,951	51,951,044
		114,555,584
Life Sciences Tools & Services—1.3%
Quintiles Transnational Holdings, Inc.[1]	163,660	9,901,430
Thermo Fisher Scientific, Inc.	138,000	17,278,980
		27,180,410
Pharmaceuticals—8.2%
Eli Lilly & Co.	231,220	16,647,840

	Shares	Value
Pharmaceuticals (Continued)
Merck & Co., Inc.	745,520	$44,939,946
Pfizer, Inc.	1,498,220	46,819,375
Roche Holding AG,
Sponsored ADR	1,018,690	34,390,974
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR	556,950	31,668,177
		174,466,312
Industrials—9.4%
Airlines—1.4%
Delta Air Lines, Inc.	630,850	29,845,514
Commercial Services & Supplies—1.2%
Waste Management, Inc.	501,510	25,792,659
Electrical Equipment—2.1%
Eaton Corp. plc	717,018	45,236,666
Industrial Conglomerates—1.6%
Danaher Corp.	417,664	34,407,160
Machinery—2.0%
Caterpillar, Inc.	130,560	10,440,883
Parker-Hannifin Corp.	266,523	31,039,269
		41,480,152
Road & Rail—1.1%
CSX Corp.	667,167	22,216,661
Information Technology—15.7%
Electronic Equipment, Instruments, & Components—1.6%
TE Connectivity Ltd.	519,627	34,498,036
IT Services—0.4%
International Business
Machines Corp.	62,080	9,517,485
Semiconductors & Semiconductor Equipment—4.3%
Broadcom Corp., Cl. A	907,870	38,525,463
Intel Corp.	1,129,070	37,304,473
Micron Technology, Inc.[1]	535,567	15,673,368
		91,503,304

2 OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Software—4.7%
Check Point Software Technologies Ltd.[1]	188,590	$14,553,491
Citrix Systems, Inc.[1]	176,870	10,481,316
Microsoft Corp.	561,630	22,689,852
Oracle Corp.	932,580	39,065,776
Synopsys, Inc.[1]	283,100	12,170,469
		98,960,904
Technology Hardware, Storage & Peripherals—4.7%
Apple, Inc.	353,335	41,396,729
EMC Corp.	1,268,600	32,894,798
SanDisk Corp.	205,998	15,637,308
Western Digital Corp.	103,400	10,053,582
		99,982,417
Materials—2.3%
Chemicals—0.6%
LyondellBasell Industries NV, Cl. A	165,904	13,121,347
Metals & Mining—0.5%
Freeport-McMoRan, Inc.	684,230	11,501,906
Paper & Forest Products—1.2%
Louisiana-Pacific Corp.[1]	1,491,820	24,421,094

	Shares	Value

Telecommunication Services—1.9%

Diversified Telecommunication Services—1.9%
Verizon Communications, Inc.	900,894	$41,179,865

Utilities—2.9%

Electric Utilities—2.9%
Edison International	684,900	46,675,935

Entergy Corp.	182,230	15,946,947

		62,622,882

Total Common Stocks (Cost $1,778,729,557)	2,119,035,413
Investment Company—0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[2,3] (Cost $6,643,555)	6,643,555	6,643,555

Total Investments, at Value (Cost $1,785,373,112)	99.9%	2,125,678,968

Net Other Assets (Liabilities)	0.1	1,615,396

Net Assets	100.0%	$2,127,294,364

3 OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

* January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Non-income producing security.

2. Rate shown is the 7-day yield as of January 30, 2015.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended January 30, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares January 30, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	13,928,786	86,062,475	93,347,706	6,643,555

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$6,643,555	$2,112

4 OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS January 30, 2015

1. Organization

Oppenheimer Value Fund (the “Fund”), a series of Oppenheimer Series Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when

5  OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and

6  OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7  OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts as of January 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$211,890,494	$—	$—	$211,890,494
Consumer Staples	185,497,624	—	—	185,497,624
Energy	182,310,177	—	—	182,310,177
Financials	486,919,929	—	—	486,919,929
Health Care	366,129,137	—	—	366,129,137
Industrials	198,978,812	—	—	198,978,812
Information Technology	334,462,146	—	—	334,462,146
Materials	49,044,347	—	—	49,044,347
Telecommunication Services	41,179,865	—	—	41,179,865
Utilities	62,622,882	—	—	62,622,882
Investment Company	6,643,555	—	—	6,643,555

Total Assets	$2,125,678,968	$—	$—	$2,125,678,968

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

8  OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,794,336,994

Gross unrealized appreciation	$362,515,898
Gross unrealized depreciation	(31,173,924)

Net unrealized appreciation	$331,341,974

9  OPPENHEIMER VALUE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	3/9/2015